Shareholder Fees {- FundsManager 20% Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP FundsManager Funds Investor Combo PRO-12 | FundsManager 20% Portfolio
Shareholder Fees:
(fees paid directly from your investment)